Cost and Expenses by Nature - Schedule of Fair Value of the Identifiable Net Assets Acquired (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Fair Value Of The Identifiable Net Assets Acquired [Abstract]
Fair value of equity instruments issued to acquire Mercato		R$ 275,555
Net assets of Mercato		162,862
Less: Mercato’s transaction costs		(63,589)
Adjusted net assets/(liabilities) of Mercato		99,273
IFRS 2 charge for listing services	[1]	R$ (176,282)

[1]	Listing Expense